Net Earnings Per Share (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Net Earnings Per Share - Basic [Abstract]
Net earnings available to common shareholders	$ 101.2		$ 94.7		$ 68.2		$ 23.9		$ 53.3		$ 63.1		$ 41.0		$ 40.2		$ 288.0		$ 197.6		$ 251.6
Weighted-average common shares outstanding (in shares)																	78,000,000		79,500,000		81,600,000
Net earnings per share - basic (in dollars per share)	$ 1.28		$ 1.21		$ 0.88		$ 0.31		$ 0.68		$ 0.79		$ 0.51		$ 0.50		$ 3.69		$ 2.49		$ 3.08
Net Earnings Per Share - Diluted [Abstract]
Net earnings available to common shareholders	$ 101.2		$ 94.7		$ 68.2		$ 23.9		$ 53.3		$ 63.1		$ 41.0		$ 40.2		$ 288.0		$ 197.6		$ 251.6
Weighted-average common shares outstanding (in shares)																	78,000,000		79,500,000		81,600,000
Effect of dilutive securities - stock options (in shares)																	800,000		300,000		700,000
Effect of other share-based awards (in shares)																	800,000		300,000		500,000
Weighted-average common shares outstanding - diluted (in shares)																	79,600,000		80,100,000		82,800,000
Net earnings per share - diluted (in dollars per share)	$ 1.25	[1]	$ 1.18	[1]	$ 0.87	[1]	$ 0.31	[1]	$ 0.68	[2]	$ 0.79	[2]	$ 0.51	[2]	$ 0.50	[2]	$ 3.62	[1]	$ 2.47	[2]	$ 3.04
Share-based awards [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the calculation of Net Earnings Per Share (in shares)																	995,000		4,257,000		3,074,000
Weighted-average remaining life																	5 years 2 months 12 days		4 years 9 months 18 days		6 years 3 months 18 days
Share-based awards [Member] | Minimum [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise price range (in dollars per share)																	$ 67		$ 40		$ 52
Share-based awards [Member] | Maximum [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise price range (in dollars per share)																	$ 93		$ 93		$ 93

[1]	Included in the results are restructuring costs per diluted share of ($0.32), ($0.18), ($0.08) and ($0.24) for the first, second, third and fourth quarters, respectively.
[2]	Included in the results are restructuring costs of ($0.17) per diluted share in the second quarter and ($0.23) per diluted share in the fourth quarter.